TAXATION (Tables)	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate	The Santander UK group’s effective tax rate for H1-25 was 25.7% (H1-24: 25.7%). Tax on profit differs from that calculated at the statutory rate as follows:
For the half year to

	30 June 2025	30 June 2024
	£m	£m
Profit before tax	764	804
Tax calculated at the statutory rate of 25% (H1-24: 25%)	191	201
Bank surcharge on profits	21	22
Non-deductible preference dividends paid	4	4
Non-deductible UK Bank Levy	6	6
Other non-deductible costs and non-taxable income	4	(3)
Tax relief on dividends in respect of other equity instruments	(20)	(19)
Adjustment to prior year provisions	(10)	(4)
Tax on profit	196	207